PROPERTIES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTIES AND EQUIPMENT, NET
PROPERTIES AND EQUIPMENT, NET	8. PROPERTIES AND EQUIPMENT, NET